Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Stock Based Compensation Expense

Stock-based compensation was included in the following line items:

	Three months ended March 31,
	2021	2020
	(in thousands)
Cost of revenue	$90	$(88)
Sales and marketing	1,111	(200)
General and administrative	1,991	288
Research and development	97	75

Total stock-based compensation	$3,289	$75

Stock-based compensation was included in the following line items:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Cost of revenue	$592	$415	$157
Sales and marketing	19,973	8,166	384
General and administrative	12,916	5,034	1,036
Research and development	286	278	143

Total stock-based compensation	$33,767	$13,893	$1,720

Schedule of Stock Option Grant Using Black-Scholes Option Pricing Model With Assumptions

The fair values of Modified Options were estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions at March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Expected life	4.33 years	4.48 years
Expected volatility	44.02%	42.97%
Risk-free rate	0.78%	0.37%
Dividend yield	—	—

The fair values of stock options granted were estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	2020	2019	2018
Expected life	6.11 years	6.11 years	8.16 years
Expected volatility	43.52%	36.93%	62.48%
Risk-free rate	0.41%	2.59%	2.82%
Dividend yield	—	—	—

Schedule of Stock-based Compensation Arrangement

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
	(Aggregate Intrinsic Value figure presented in thousands)
Balance, January 1, 2018	2,601,775	8.49	6.27	—
Options granted	407,251	6.66	—	—
Options exercised	(57,351)	1.69	—	—
Options forfeited or expired	(267,793)	8.49	—	—

Balance, December 31, 2018	2,683,882	8.37	6.12	—
Options granted	613,647	13.17	—	—
Options exercised	(52,000)	1.69	—	—
Options forfeited or expired	(236,084)	6.12	—	—

Balance, December 31, 2019	2,867,966	9.80	6.42	—
Options granted	1,327,432	33.94	—	—
Options exercised	(81,447)	6.67	—	—
Options forfeited or expired	(103,427)	11.49	—	—

Balance, December 31, 2020	4,010,524	$17.81	6.89	$263,316

Schedule of Outstanding and Exercisable Stock Options

At December 31, 2020, the following table summarizes information about outstanding and exercisable stock options:

	Outstanding			Exercisable
Exercise Price	Stock Options	Weighted Average Contractual Life	Weighted Average Exercise Price	Stock Options	Weighted Average Contractual Life	Weighted Average Exercise Price
$ 0.29 - $ 1.69	446,200	6.50	$0.39	—	—	$—
$ 3.70 - $ 11.61	1,119,898	4.42	9.93	1,065,048	4.28	9.71
$ 13.24 - $ 33.94	2,364,126	8.22	25.11	635,189	5.45	13.81

	4,010,524	6.89	$17.81	1,700,237	4.72	$11.24

Modified Stock Options [Member]
Schedule of Stock Option Grant Using Black-Scholes Option Pricing Model With Assumptions

The fair values of Modified Options were estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions at the modification date and at year end:

	December 31, 2020	December 31, 2019
Expected life	4.48 years	2.68 years
Expected volatility	42.97%	36.40%
Risk-free rate	0.37%	1.66%
Dividend yield	—	—